Summary of Significant Accounting Policies - Summary of Basic And Diluted Net Income (Detail) - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Numerator:
Net income		$ 48,837	$ (2,006)
Denominator:
Non-redeemable Class A and B common stock, Basic and Diluted	[1],[2]		3,961,250
Basic and diluted net income per share, Class A and Class B non-redeemable common stock			$ 0.00
Redeemable Class A Common Stock
Numerator:
Interest income		3,740
Income and franchise tax		(3,740)
Net income		$ 0
Denominator:
Non-redeemable Class A and B common stock, Basic and Diluted		17,500,000
Basic and diluted net income per share, Class A and Class B non-redeemable common stock		$ 0
Non Redeemable Class A and Class B Common Stock
Numerator:
Net income		$ 48,837
Redeemable net income		0
Non-redeemable net income		$ 48,837
Denominator:
Non-redeemable Class A and B common stock, Basic and Diluted		4,922,417
Basic and diluted net income per share, Class A and Class B non-redeemable common stock		$ 0.01

[1]	Excludes up to 573,750 shares of Class B common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock resulting in 4,511,250 Founder Shares outstanding.
[2]	The Company effected a stock dividend on January 7, 2021 of 1.17259212 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in an aggregate of 4,535,000 shares of Class B common stock outstanding. All share and per share amounts have been retroactively restated to reflect the stock dividend (see Note 5).